Schedule of Investments (unaudited) August 31, 2020	BlackRock Large Cap Focus Growth Fund, Inc. (Percentages shown are based on Net Assets)

Security	Investment Value	Value

Investment Companies

Equity Funds — 100.0%
Master Focus Growth LLC(a)	$1,792,365,251	$1,792,365,251

Total Investments — 100.0% (Cost: $954,533,922)		1,792,365,251

Liabilities in Excess of Other Assets — (0.0)%		(615,037)

Net Assets — 100.0%		$1,791,750,214

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Investment Value Held at 08/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Focus Growth LLC	$1,439,736,052	$39,080,400	(a)(b)	$—	$10,445,412	$303,103,387	$1,792,365,251	$1,792,365,251	$(350,868)	$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master LLC.

BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,792,365,251 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Financial instruments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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Schedule of Investments (unaudited) August 31, 2020	Master Focus Growth LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 1.0%
Ferrari NV	94,935	$18,488,591

Capital Markets — 3.3%
S&P Global, Inc.	161,105	59,032,094

Chemicals — 1.1%
Sherwin-Williams Co.	28,788	19,318,187

Commercial Services & Supplies — 2.2%
Copart, Inc.(a)	386,274	39,909,830

Entertainment — 2.9%
Netflix, Inc.(a)	98,544	52,184,961

Equity Real Estate Investment Trusts (REITs) — 1.7%
SBA Communications Corp.	97,960	29,982,617

Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp.(a)	642,864	26,370,282
Intuitive Surgical, Inc.(a)	35,930	26,259,081

		52,629,363

Health Care Providers & Services — 1.8%
Humana, Inc.	78,423	32,558,877

Interactive Media & Services — 8.0%
Alphabet, Inc., Class A(a)	29,861	48,659,395
Facebook, Inc., Class A(a)	158,953	46,605,020
Match Group, Inc.(a)	143,178	15,990,119
Snap, Inc., Class A(a)	1,406,304	31,768,407

		143,022,941

Internet & Direct Marketing Retail — 17.0%
Alibaba Group Holding Ltd., ADR(a)	168,103	48,250,604
Amazon.com, Inc.(a)	64,006	220,882,146
MercadoLibre, Inc.(a)	30,980	36,202,918

		305,335,668

IT Services — 10.7%
Adyen NV(a)(b)	20,915	35,255,294
Mastercard, Inc., Class A	207,704	74,397,496
Visa, Inc., Class A	384,721	81,557,005

		191,209,795

Life Sciences Tools & Services — 2.8%
Adaptive Biotechnologies Corp.(a)	349,867	14,557,966
Lonza Group AG, Registered Shares	55,533	34,508,946

		49,066,912

Pharmaceuticals — 2.8%
AstraZeneca PLC, ADR	440,721	24,680,376
Zoetis, Inc.	162,247	25,975,745

		50,656,121

Professional Services — 3.6%
CoStar Group, Inc.(a)	54,032	45,851,555
TransUnion	204,271	17,714,381

		63,565,936

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	191,739	22,410,454
ASML Holding NV, Registered Shares	108,213	40,491,140
NVIDIA Corp.	17,013	9,101,615

		72,003,209

Software — 24.4%
Adobe, Inc.(a)	95,808	49,186,869
Autodesk, Inc.(a)	106,233	26,101,448
Coupa Software, Inc.(a)	40,558	13,292,479

Security	Shares	Value

Software (continued)
Fair Isaac Corp.(a)	92,570	$38,952,530
Intuit, Inc.	150,318	51,918,334
Microsoft Corp.	614,242	138,529,998
RingCentral, Inc., Class A(a)	80,393	23,375,873
salesforce.com, Inc.(a)	133,011	36,265,449
ServiceNow, Inc.(a)(c)	124,815	60,163,327

		437,786,307

Specialty Retail — 3.1%
Lowe’s Cos., Inc.	207,942	34,245,968
TJX Cos., Inc.	388,094	21,263,670

		55,509,638

Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	517,936	66,834,462

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	308,706	34,541,114

Total Common Stocks — 98.9% (Cost: $938,784,208)		1,773,636,623

Preferred Securities

Preferred Stocks — 0.9%

Internet & Direct Marketing Retail — 0.5%
Postmates, Inc., Series F (Acquired 01/08/19, cost $5,910,000)(a)(d)(e)	740,685	8,466,030

Software — 0.4%
C3 AI, Inc., Series H (Acquired 08/14/19, cost $6,000,002)(a)(d)(e)	1,190,831	6,501,937
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $598,061)(a)(d)(e)	97,563	521,962

		7,023,899

Total Preferred Securities — 0.9% (Cost: $12,508,063)		15,489,929

Total Long-Term Investments — 99.8% (Cost: $951,292,271)		1,789,126,552

Short-Term Securities(f)(g)

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%	1,327,883	1,327,883
SL Liquidity Series, LLC, Money Market Series, 0.31%(h)	44,730,777	44,753,142

Total Short-Term Securities — 2.6% (Cost: $46,085,216)		46,081,025

Total Investments — 102.4% (Cost: $997,377,487)		1,835,207,577

Liabilities in Excess of Other Assets — (2.4)%		(42,842,326)

Net Assets — 100.0%		$1,792,365,251

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Master LLC held restricted securities with a current value of $15,489,929, representing 0.9% of its net assets as of period end, and an original cost of $12,508,063.

(f)	Affiliate of the Master LLC.

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Schedule of Investments (unaudited) (continued) August 31, 2020	Master Focus Growth LLC

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master LLC during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$9,959,678	$—		$(8,631,795	)(a)	$—	$—	$1,327,883	1,327,883	$1,681		$—
SL Liquidity Series, LLC, Money Market Series	12,312,053	32,449,663	(a)	—		(4,383)	(4,191)	44,753,142	44,730,777	136,975	(b)	—

						$(4,383)	$(4,191)	$46,081,025		$138,656		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master LLC compliance purposes, the Master LLC’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Master LLC were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy. The breakdown of the Master LLC’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$18,488,591	$—	$—	$18,488,591
Capital Markets	59,032,094	—	—	59,032,094

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Schedule of Investments (unaudited) (continued) August 31, 2020	Master Focus Growth LLC

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Chemicals	$19,318,187	$—	$—	$19,318,187
Commercial Services & Supplies	39,909,830	—	—	39,909,830
Entertainment	52,184,961	—	—	52,184,961
Equity Real Estate Investment Trusts (REITs)	29,982,617	—	—	29,982,617
Health Care Equipment & Supplies	52,629,363	—	—	52,629,363
Health Care Providers & Services	32,558,877	—	—	32,558,877
Interactive Media & Services	143,022,941	—	—	143,022,941
Internet & Direct Marketing Retail	305,335,668	—	—	305,335,668
IT Services	155,954,501	35,255,294	—	191,209,795
Life Sciences Tools & Services	14,557,966	34,508,946	—	49,066,912
Pharmaceuticals	50,656,121	—	—	50,656,121
Professional Services	63,565,936	—	—	63,565,936
Semiconductors & Semiconductor Equipment	72,003,209	—	—	72,003,209
Software	437,786,307	—	—	437,786,307
Specialty Retail	55,509,638	—	—	55,509,638
Technology Hardware, Storage & Peripherals	66,834,462	—	—	66,834,462
Textiles, Apparel & Luxury Goods	34,541,114	—	—	34,541,114
Preferred Securities	—	—	15,489,929	15,489,929
Short-Term Securities
Money Market Funds	1,327,883	—	—	1,327,883

	$1,705,200,266	$69,764,240	$15,489,929	1,790,454,435

Investments Valued at NAV(a)				44,753,142

				$1,835,207,577

(a)	Certain investments of the Master LLC were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

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